INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	NOTE 9 – INTANGIBLE ASSETS

USDm	2024	2023	2022
GOODWILL
Cost:
Balance as of January 01	13.2	13.2	11.4
Exchange rate adjustments	(0.1)	—	—
Additions from business combinations	—	—	1.8
Balance as of December 31	13.1	13.2	13.2

Impairment:
Balance as of January 01	11.4	11.4	11.4
Impairment losses	—	—	—
Balance as of December 31	11.4	11.4	11.4
Carrying amount	1.7	1.8	1.8
The opening balance in 2022 on goodwill cost and impairment relates to the reverse acquisition of TORM A/S in 2015, which was impaired in 2016. The goodwill addition in 2022 of USD 1.8m relates to the acquisition of Marine Exhaust Technology A/S, which is allocated to the Marine Engineering cash-generating unit. Please refer to note 34 for further reference on acquisition and note 12 for further reference on impairment testing.

USDm	2024	2023	2022
OTHER INTANGIBLE ASSETS
Cost:
Balance as of January 01	2.8	2.3	—
Exchange rate adjustments	—	—	0.2
Additions	1.1	0.5	0.6
Additions from business combinations	—	—	1.2
Transfer from other items	—	—	0.3
Balance as of December 31	3.9	2.8	2.3

Amortization:
Balance as of January 01	1.0	0.4	—
Amortization for the year	0.9	0.6	0.3
Transfer from other items	—	—	0.1
Balance as of December 31	1.9	1.0	0.4
Carrying amount	2.0	1.8	1.9

Accounting Policies
Goodwill
Goodwill is measured as the excess of the cost of the business combination over the fair value of the acquired assets, liabilities, and contingent liabilities and is recognized as an asset under intangible assets. For each business combination, TORM elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.
Acquisition-related costs are expensed as incurred and included in administrative expenses. Goodwill is not amortized as it is considered to have an indefinite useful life, but the recoverable amount of goodwill is assessed annually. For impairment testing purposes, goodwill is on initial recognition allocated to the cash generating unit expected to benefit from the synergies of the combination. If the recoverable amount of the cash generating unit is less than the carrying amount of the unit, the impairment loss is first allocated to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss for goodwill is not reversed in a subsequent period.
NOTE 9 – continued
Other Intangible Assets
Other intangible assets consist of software as well as scrubber test facility development costs and customer list acquired in connection with the Marine Exhaust Technology A/S acquisition. Other intangible assets are measured at cost less accumulated amortization and impairment losses. Other intangible assets are considered as having finite useful lives and are amortized on a straight-line basis over:
•Software: 3 years
•Scrubber test facility: 2 years
•Customer list: 7 years